INVESTMENT IN CONTENT	12 Months Ended
Nov. 30, 2021
Investment In Content
INVESTMENT IN CONTENT	11. INVESTMENT IN CONTENT As at November 30, 2021, the investment in content represents the unamortized costs of film content in production.